Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Other Current Liabilities
Accrued interest	$ 0.6	$ 34.5	$ 31.0
Accrued non-income taxes	24.7	13.6	11.1
Other	42.7	22.0	15.9
Other current liabilities	$ 68.0	$ 70.1	$ 58.0